Equity - Summary of Weighted Average Assumptions (Detail)	12 Months Ended
	Dec. 31, 2017 CAD yr	Dec. 31, 2016 CAD yr
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Weighted average exercise price | CAD	CAD 27.79	CAD 5.48
Dividend yield	2.20%	1.85%
Risk-free interest rate	1.06%	0.72%
Expected option life | yr	4.2	4.2
Expected volatility	42.00%	46.00%
Forfeiture rate	0.36%	0.96%